Trade and Other Receivables and Prepayments, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade and Other Receivables and Prepayments, Net	TRADE RECEIVABLES, NET
The following is the aging analysis of trade receivables, net of provision for expected credit losses of US$134 million (as at December 31, 2020: US$137 million) based on date of credit granted or invoice date:

	June 30,	December 31,
	2021	2020
	(US$ in millions)
	(Unaudited)	(Audited)
0–30 days	$45	$89
31–60 days	18	9
61–90 days	11	5
Over 90 days	18	17
	$92	$120

Trade receivables mainly consist of casino receivables. Absent special approval, the credit period granted to selected premium and mass market players is typically 7–15 days, while for gaming promoters, the receivable is typically repayable within one month following the granting of the credit, subject to terms of the relevant credit agreement.
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS, NET

		December 31,
		2019	2020
	Note	(US$ in millions)
Trade receivables		$506	$257
Less: provision for expected credit losses		(106)	(137)
Trade receivables, net	16(a)	400	120
Other receivables		56	11
Prepayments		49	52
Deferred rent		81	69
Less: amortization of deferred rent		(50)	(42)
provision for doubtful deferred rent		(3)	(2)
Prepayments, net		77	77
Trade and other receivables and prepayments, net		533	208
Less: non-current portion:
prepayments		(6)	(5)
deferred rent		(17)	(13)
		(23)	(18)
Current portion		$510	$190

(a)Trade receivables, net
The aging analysis of trade receivables, net of provision for expected credit losses, is as follows:

	December 31,
	2019	2020
	(US$ in millions)
0 - 30 days	$259	$89
31 - 60 days	42	9
61 - 90 days	26	5
Over 90 days	73	17
	$400	$120

Trade receivables are measured at amortized costs and the carrying values approximate their fair values at each balance sheet date. The maximum exposure to credit risk is the fair values of trade receivables at each balance sheet date.
Trade receivables are comprised of casino, mall and hotel receivables. The Group extends credit to approved customers and gaming promoters following background checks and investigations of creditworthiness. Business or economic conditions, the legal enforceability of gaming debts, or other significant events in foreign countries could affect the collectability of receivables from customers and gaming promoters residing in these countries.
Trade receivables mainly consist of casino receivables. Credit is granted to certain gaming promoters on a revolving basis. All gaming promoter credit lines are generally subject to monthly review and regular settlement procedures to evaluate the current status of liquidity and financial health of these gaming promoters. Credit is granted based on the performance and financial background of the gaming promoter and, if applicable, the gaming promoter’s guarantor(s). Absent special approval, the credit period granted to selected premium and mass market players is typically 7–15 days, while for gaming promoters, the receivable is typically repayable within one month following the granting of the credit, subject to terms of the relevant credit agreement. The Group generally does not charge interest for credit granted, but requires a personal check or other acceptable forms of security.
There is a concentration of credit risk related to net casino receivables as 41.9% and 67.6% of the casino receivables as at December 31, 2019 and 2020, respectively, were from the top five customers. Other than casino receivables, there are no other concentrations of credit risk with respect to trade receivables. The Group believes the concentration of its credit risk in casino receivables is mitigated substantially by its credit evaluation process, credit policies, credit control and collection procedures, and also believes that there are no concentration of credit risk for which a provision has not been established as at December 31, 2018, 2019 and 2020.
The Group maintains a provision for expected credit losses on casino, mall and hotel receivables and regularly evaluates the balances. The Group specifically analyzes the collectability of each account with a significant balance, based upon the aging of the account, the customer’s financial condition, collection history and any other known information, and the Group makes an allowance for trade receivables. The Group also monitors regional and global economic conditions and forecasts in its evaluation of the adequacy of the recorded provisions. Table games play is primarily cash play, as credit play represented approximately 15.3%, 14.7% and 24.0% of total table games play for the years ended December 31, 2018, 2019 and 2020. The credit extended to gaming promoters and premium players can be offset by the commissions payable to and front money deposited by these gaming promoters, which is considered in the establishment of the provision for expected credit losses.
As at December 31, 2019 and 2020, a gross amount of casino receivables of US$475 million and US$247 million, respectively, was offset by commissions payable and front money deposits in an aggregate amount of US$78 million and US$39 million, respectively, resulting in net amounts of casino receivables before provision for expected credit losses of US$397 million and US$208 million, respectively.
As at December 31, 2019 and 2020, included in the Group’s trade receivables balance were debtors with aggregate carrying amount of US$288 million and US$181 million, which were past due as at the reporting date, of which US$243 million and US$158 million related to casino receivables.
During the year ended December 31, 2020, the collection of casino receivables has been impacted by liquidity issues faced by certain patrons stemming from the COVID-19 Pandemic. The Group has increased the provision for expected credit losses accordingly to account for the expected credit losses due to the COVID-19 Pandemic, refer to Note 3(a) for further information.
As at December 31, 2019 and 2020, except for credit impaired balances and outstanding significant balances with gross amount of US$120 million and US$130 million, that have been assessed individually, as part of the Group’s credit risk management, the Group uses debtors’ aging to assess the impairment for its customers because these remaining customers consist of a large number of small customers with common risk characteristics representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms.
The following table provides information about the exposure to credit risk for trade receivables which are assessed based on provision matrix as at December 31, 2019 and 2020, within lifetime ECL.

				December 31,
				2019	2020
Provision matrix – debtors' aging	Expected loss rate			(US$ in millions)
Current (not past due)	—			$169	$53
1-90 days past due	2%	-	10%	97	16
91-360 days past due	15%	-	25%	62	6
More than 360 days past due	50%	-	100%	58	52
				$386	$127

The expected loss rates are estimated based on historical observed default rates over the expected life of the receivable balance and are adjusted for forward-looking information available without undue cost or effort. The grouping is regularly reviewed by management to ensure relevant information about specific debtors is updated.
The following table shows the movement in lifetime ECL that has been recognized for trade receivables under the simplified approach.

	December 31,
	2019	2020
	(US$ in millions)
At beginning of year	$94	$106
Provision for expected credit losses, net	24	50
Amounts written-off	(13)	(19)
Exchange difference	1	—
At end of year	$106	$137

(b)Other receivables and deferred rent
Other receivables are measured at amortized costs and the carrying values approximate their fair values at each balance sheet date, which also represent the Group’s maximum exposure to credit risk as at December 31, 2019 and 2020. The Group holds security deposits, bank guarantees and letters of credit for certain other receivables and deferred rent. Impairment charges of nil and US$2 million related to deferred rent were recorded for the years ended December 31, 2019 and 2020, respectively, and included in “Other expenses, gains and losses” in the consolidated income statement. Amounts are charged to the provision account and generally written off when the recoverability is remote.